SEMI-ANNUAL REPORT

BANKNORTH FUNDS

(formerly, Stratevest Funds)

BANKNORTH LARGE CAP CORE FUND
BANKNORTH LARGE CAP GROWTH FUND
BANKNORTH LARGE CAP VALUE FUND
BANKNORTH SMALL/MID CAP CORE FUND
BANKNORTH INTERMEDIATE BOND FUND
BANKNORTH VERMONT MUNICIPAL BOND FUND

CONTENTS

President's Message	1
Portfolios of Investments	3
Statements of Assets and Liabilities	28
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	36
Combined Notes to Financial Statements	38

FEBRUARY 28, 2002

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for the Banknorth Funds (formerly, Stratevest Funds). This report covers the six-month reporting period from September 1, 2001 through February 28, 2002 and includes a complete list of portfolio holdings and the financial statements.

The following is a summary of fund activity during the reporting period:

Banknorth Large Cap Core Fund (formerly, Stratevest Large Cap Core Fund)1 seeks to provide investors with long-term capital appreciation through a diversified portfolio of stocks issued by large-cap companies selected through growth-based and value-based strategies. At the end of the six-month reporting period, the fund's portfolio included names like Anheuser Bush, Exxon Mobil, Home Depot, IBM, Intel, Microsoft, Pepsico, Pfizer, Target, and Wells Fargo. Over the reporting period, the fund produced a total return of 3.58%.2 Fund net assets totaled $52.8 million at the end of the reporting period.

Banknorth Large Cap Growth Fund (formerly, Stratevest Large Cap Growth Fund)3 pursues long-term capital appreciation from a diversified portfolio of growth-oriented stocks issued by large-cap companies. At the end of the six-month reporting period, the fund's holdings included Colgate-Palmolive, Fedex, Home Depot, IBM, Pfizer, Staples, Texas Instruments, and Verizon. The fund's total return was (2.66)%2 during the reporting period due to a decline in the value of its holdings. The fund ended the reporting period with net assets totaling $35.1 million.

Banknorth Large Cap Value Fund (formerly, Stratevest Large Cap Value Fund)3 offers the potential for long-term capital appreciation from a diversified portfolio of value-oriented stocks issued by large-cap companies. At the end of the six-month reporting period, the fund's holdings included BP Amoco, BellSouth, Bank of America Corp., Carnival Corp., Dominion Resources, Honeywell, Intel, and Kimberly-Clark. During the reporting period, the fund's total return was (5.15)%2 due to a decline in the value of its holdings. It paid dividends from income totaling $0.05 per share and a capital gain of $0.90 per share. At the end of the reporting period, the fund's net assets totaled $61.4 million.

Banknorth Small/Mid Cap Core Fund (formerly, Stratevest Small/Mid Cap Core Fund)3 pursues long-term capital appreciation from a diversified portfolio of small-to-mid sized companies selected through growth-based and value-based strategies.4 During the six-month reporting period, which saw a decline in the prices of small and midcap growth stocks, the fund produced a total return of (0.38)%2 due to a slight decline in the value of its holdings. Fund net assets totaled $24.7 million at the end of the reporting period.

Banknorth Intermediate Bond Fund (formerly, Stratevest Intermediate Bond Fund)3 helps investors pursue current income from a diversified, quality portfolio of U.S. government and corporate bonds. During the six-month reporting period, the fund paid dividends totaling $0.26 per share that helped offset a slight decline in its net asset value. As a result, the fund produced a total return of 1.85%.2 The fund's net assets totaled $132.9 million.

Banknorth Vermont Municipal Bond Fund (formerly, Stratevest Vermont Municipal Bond Fund),3 designed for tax-sensitive Vermont residents, offers the potential for current income that is generally exempt from federal regular income tax and Vermont state and municipal personal income tax.5 During the six-month reporting period, the fund's portfolio of high-quality Vermont municipal bonds paid dividends totaling $0.20 per share, which helped offset a slight decline in the value of its holdings. As a result, the fund produced a total return of 1.87%.2 The fund ended the reporting period with net assets totaling $83.4 million.

Thank you for keeping your money working toward your long-term goals through the professional management and diversification of the Banknorth Funds. We are committed to providing you with the highest level of service as we keep you up-to-date on your investment progress.

Sincerely,

/s/ Peter J. Germain

Peter J. Germain
President
April 30, 2002

1 The Fund is successor to the Investors Equity Fund, a former series of Forum Funds (Former Fund) pursuant to reorganization that took place on January 8, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information and financial information provided for periods prior to January 8, 2001, is historical information of the Former Fund.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

3 The Fund is the successor to a portfolio of assets of a common trust fund (CTF), managed by the Adviser, which were transferred to the Fund on October 2, 2000, in exchange for Fund shares.

4 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

5 Income may be subject to the federal alternative minimum tax.

Portfolio of Investments

BANKNORTH LARGE CAP CORE FUND (Unaudited)

Shares	Security Name	Value
	COMMON STOCK--95.6%
	Air Freight & Couriers--2.7%
25,000	Fedex Corp.+	$1,446,500

	Apparel & Accessory--1.2%
18,000	Jones Apparel Group, Inc.+	641,880

	Application Software--2.0%
24,000	Autodesk, Inc.	1,060,080

	Banks--3.8%
32,000	Washington Mutual, Inc.	1,040,960
20,000	Wells Fargo & Co.	938,000

		1,978,960

	Brewers--1.5%
16,000	Anheuser Busch Companies, Inc.	813,600

	Chemicals-Specialty--1.6%
18,000	Ecolab, Inc.	842,940

	Commercial Printing--1.9%
30,000	Banta Corp.	1,001,400

	Computer Hardware--1.7%
9,250	IBM Corp.	907,610

	Consumer Finance--2.0%
30,000	MBNA Corp.	1,040,400

	Diversified Financial Services--4.1%
26,000	Citigroup, Inc.	1,176,500
12,925	FNMA	1,011,381

		2,187,881

	Electrical Components--1.6%
64,000	American Power Conversion Corp.+	837,760

	Food Distributors--2.3%
40,000	Sysco Corp.	1,182,800

	General Merchandise--2.1%
27,000	Target Corp.	1,131,300

	Healthcare-Distribution/Services--3.2%
12,000	Cardinal Health, Inc.	793,080
17,500	Express Scripts, Inc.+	905,975

		1,699,055

	Healthcare-Equipment--3.5%
21,000	Medtronic, Inc.	935,340
15,000	Stryker Corp.	922,500

		1,857,840

	Healthcare-Facility--1.7%
50,000	Health Management Associates, Inc.+	882,500

	Home Building--2.2%
20,000	Centex Corp.	1,168,800

	Home Furnishings--1.9%
16,000	Mohawk Industries, Inc.+	1,006,880

	Hotels--2.0%
39,000	Carnival Corp.	1,064,310

	Household Products--3.5%
15,000	Colgate-Palmolive Co.	839,700
11,800	Procter & Gamble Co.	1,000,522

		1,840,222

	Industrial Gases--2.2%
24,000	Air Products and Chemicals, Inc.	1,164,000

	Insurance-Brokers--2.0%
10,000	Marsh & McLennan Companies, Inc.	1,055,500

	Insurance-Life/Health--1.4%
15,000	Jefferson Pilot Corp.	758,550

	Insurance-Multiple/Property/Casualty--2.1%
15,000	American International Group, Inc.	1,109,550

	Information Technology Consulting & Services--1.8%
16,000	Electronic Data Systems Corp.	944,480

	Integrated Telecommunications Services--1.3%
17,000	BellSouth Corp.	658,920

	Machinery Industrial--4.0%
15,000	Danaher Corp.	1,008,450
15,000	Illinois Tool Works, Inc.	1,103,400

		2,111,850

	Networking Equipment--1.4%
52,500	Cisco Systems, Inc.+	749,175

	Oil & Gas Exploration/Production--2.0%
20,000	Anadarko Petroleum Corp.	1,042,000

	Oil & Gas Integrated--2.3%
29,400	Exxon Mobil Corp.	1,214,220

	Packaged Foods--1.9%
20,000	McCormick & Co.	980,000

	Paper Packaging--1.9%
18,000	Bemis Company, Inc.	1,025,280

	Pharmaceuticals--6.4%
19,500	Abbott Laboratories	1,102,725
22,000	Johnson & Johnson	1,339,800
22,500	Pfizer, Inc.	921,600

		3,364,125

	Publishing & Printing--2.2%
15,000	Gannett Company, Inc.	1,142,700

	Retail-Home Improvement--2.1%
22,500	Home Depot, Inc.	1,125,000

	Semiconductor Equipment--1.4%
17,000	Applied Materials, Inc.+	738,990

	Semiconductors--3.8%
50,000	Intel Corp.	1,429,000
20,000	Texas Instruments, Inc.	587,000

		2,016,000

	Services-Data Processing --1.5%
15,000	Automatic Data Processing, Inc.	790,650

	Soft Drinks--1.9%
20,000	PepsiCo, Inc.	1,010,000

	Specialty Stores--2.2%
58,000	Staples, Inc.+	1,140,860

	Systems Software--3.3%
30,000	Microsoft Corp.+	1,750,200

	TOTAL COMMON STOCK (Cost $39,758,325)	50,484,768

	SHORT-TERM INVESTMENTS--4.4%
1,018,627	Daily Assets Treasury Obligations Fund	1,018,627
864,916	Deutsche Money Market Fund	864,916
414,277	Forum Daily Assets Government Obligations Fund	414,277

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,297,820)	2,297,820

	TOTAL INVESTMENTS IN SECURITIES (Cost $42,056,145)--100.0%	52,782,588
	Other Assets and Liabilities, Net--0.0%	22,135

	TOTAL NET ASSETS--100.0%	$52,804,723

+ Non-income earning securities.

See Notes to Financial Statements

BANKNORTH LARGE CAP GROWTH FUND (Unaudited)

Shares	Security Name	Value
	COMMON STOCK--97.6%
	Air Freight & Couriers--2.5%
15,000	Fedex Corp.+	$867,900

	Banks--2.7%
15,000	Silicon Valley Bancshares+	416,400
14,000	The Bank of New York Company, Inc.	526,960

		943,360

	Biotechnology--4.9%
30,000	Amgen, Inc.+	1,739,400

	Computer Hardware--3.2%
11,600	IBM Corp.	1,138,192

	Consumer Finance--1.5%
15,000	MBNA Corp.	520,200

	Department Stores--1.9%
10,000	Kohl's Corp.+	676,700

	Diversified Financial Services--7.6%
29,333	Citigroup, Inc.	1,327,318
17,000	FNMA	1,330,250

		2,657,568

	General Merchandise Stores--1.8%
15,000	Target Corp.	628,500

	Healthcare-Equipment--3.1%
24,300	Medtronic, Inc.	1,082,322

	Healthcare-Managed Care--1.6%
8,000	UnitedHealth Group, Inc.	579,920

	Household Products--1.6%
10,000	Colgate-Palmolive Co.	559,800

	Industrial Gases--1.4%
10,000	Air Products and Chemicals, Inc.	485,000

	Insurance-Multiple/Property/Casualty--4.2%
20,000	American International Group, Inc.	1,479,400

	Integrated Telecommunications Services--5.2%
10,000	Alltel Corp.	556,500
27,060	Verizon Communications, Inc.	1,266,408

		1,822,908

	Networking Equipment--1.8%
43,720	Cisco Systems, Inc.+	623,884

	Oil & Gas-Equipment/Services--2.1%
12,500	Schlumberger, Ltd.	727,625

	Oil & Gas Exploration/Production--1.5%
10,000	Anadarko Petroleum Corp.	521,000

	Oil & Gas-Integrated--2.1%
18,000	Exxon Mobil Corp.	743,400

	Pharmaceuticals--12.0%
34,634	Johnson & Johnson	2,109,211
51,591	Pfizer, Inc.	2,113,167

		4,222,378

	Retail-Apparel--2.2%
20,000	TJX Companies, Inc.	759,400

	Retail-Home Improvement--4.3%
30,000	Home Depot, Inc.	1,500,000

	Semiconductors--8.9%
20,400	Analog Devices, Inc.+	759,084
52,352	Intel Corp.	1,496,220
30,000	Texas Instruments, Inc.	880,500

		3,135,804

	Services-Data Processing--9.0%
32,850	Automatic Data Processing, Inc.	1,731,524
15,000	Concord EFS, Inc.+	450,450
12,000	First Data Corp.	978,240

		3,160,214

	Soft Drinks--2.1%
15,000	PepsiCo, Inc.	757,500

	Specialty Stores--3.2%
57,500	Staples, Inc.+	1,131,025

	Systems Software--3.7%
22,212	Microsoft Corp.+	1,295,848

	Telecommunications Equipment--1.5%
25,300	Nokia Corp. Sponsored ADR+	525,481

	TOTAL COMMON STOCK (Cost $27,056,505)	34,284,729

	SHORT-TERM INVESTMENT--2.4%
844,990	Daily Assets Treasury Obligations Fund (Cost $844,990)	844,990

	TOTAL INVESTMENTS IN SECURITIES (Cost $27,901,495)--100.0%	35,129,719
	Other Assets and Liabilities, Net--(0.0)%	(2,878)

	TOTAL NET ASSETS--100.0%	$35,126,841

+ Non-income earning securities.

See Notes to Financial Statements

BANKNORTH LARGE CAP VALUE FUND (Unaudited)

Shares	Security Name	Value
	COMMON STOCK--94.2%
	Aerospace/Defense--4.3%
70,000	Honeywell International, Inc.	$2,668,400

	Auto Parts & Equipment--4.6%
31,500	Johnson Controls, Inc.	2,795,940

	Banks--19.2%
30,000	Bank of America Corp.	1,918,500
100,000	BB&T Corp.	3,701,000
70,000	North Fork Bancorporation, Inc.	2,420,600
60,000	SunTrust Banks, Inc.	3,767,400

		11,807,500

	Chemicals-Diversified--4.1%
80,500	Dow Chemical Co.	2,518,040

	Diversified Financial Services--5.5%
43,000	FNMA	3,364,750

	Electric Utilities--4.6%
48,400	Dominion Resources, Inc.	2,820,752

	Healthcare-Equipment--7.8%
44,100	Baxter International, Inc.	2,446,668
63,550	Becton, Dickinson & Co.	2,331,650

		4,778,318

	Hotels--5.0%
111,500	Carnival Corp.	3,042,835

	Household Products--4.5%
20,000	Kimberly-Clark Corp.	1,252,000
17,500	Procter & Gamble Co.	1,483,825

		2,735,825

	Industrial Gases--3.9%
50,000	Air Products and Chemicals, Inc.	2,425,000

	Insurance-Multiple/Property/Casualty--5.5%
44,900	Ace, Ltd.	1,971,110
28,500	St. Paul Cos., Inc.	1,393,650

		3,364,760

	Information Technology Consulting & Services--2.8%
36,600	Computer Sciences Corp.+	1,738,866

	Integrated Telecommunications Services--10.2%
75,000	BellSouth Corp.	2,907,000
45,900	Telefonica SA Sponsored ADR+	1,610,631
38,000	Verizon Communications, Inc.	1,778,400

		6,296,031

	Oil & Gas-Integrated--9.0%
58,000	BP Amoco plc ADR	2,873,900
64,400	Exxon Mobil Corp.	2,659,720

		5,533,620

	Semiconductors--3.2%
69,000	Intel Corp.	1,972,020

	TOTAL COMMON STOCK (Cost $30,952,765)	57,862,657

	SHORT-TERM INVESTMENT--0.8%
521,607	Daily Assets Treasury Obligations Fund (Cost $521,607)	521,607

	TOTAL INVESTMENTS IN SECURITIES (Cost $31,474,372)--95.0%	58,384,264
	Other Assets and Liabilities, Net--5.0%	3,041,260

	TOTAL NET ASSETS--100.00%	$61,425,524

+ Non-income earning securities.

See Notes to Financial Statements

BANKNORTH SMALL/MID CAP CORE FUND (Unaudited)

Shares	Security Name	Value
	COMMON STOCK--98.8%
	Aerospace/Defense--4.4%
10,000	L-3 Communications Holdings, Inc.+	$1,098,500

	Apparel & Accessory--10.1%
49,200	Fossil, Inc.+	1,259,028
35,000	Jones Apparel Group, Inc.+	1,248,100

		2,507,128

	Application Software--2.2%
12,500	Autodesk, Inc.	552,125

	Banks--6.5%
25,400	Commerce Bancorp, Inc.	1,056,640
20,000	Silicon Valley Bancshares+	555,200

		1,611,840

	Biotechnology--3.6%
20,000	Genzyme Corp.+	887,600

	Chemicals-Diversified--2.2%
19,000	Engelhard Corp.	546,630

	Chemicals-Specialty--6.7%
23,600	Ecolab, Inc.	1,105,188
11,000	Minerals Technologies, Inc.	560,340

		1,665,528

	Computer Storage/Peripheral--2.8%
35,385	Electronics for Imaging, Inc.+	686,469

	Diversified Financial Services--9.9%
13,200	Ambac Financial Group, Inc.	819,060
16,600	Eaton Vance Corp.	634,120
25,000	SEI Investments Co.	992,500

		2,445,680

	Electrical Components--1.4%
26,000	American Power Conversion Corp.+	340,340

	Electronic Equipment/Instruments--1.9%
12,500	Diebold, Inc.	456,250

	Healthcare-Equipment--5.5%
12,000	Dentsply International, Inc.	398,040
51,500	Kensey Nash Corp.+	952,235

		1,350,275

	Healthcare-Facility--1.8%
25,000	Health Management Associates, Inc.+	441,250

	Healthcare-Managed Care--1.5%
16,000	First Health Group Corp.+	367,680

	Household Products--2.5%
20,000	Church & Dwight Company, Inc.	618,000

	Insurance-Life/Health--2.6%
12,500	Jefferson Pilot Corp.	632,125

	Insurance-Multiple/Property/Casualty--4.6%
24,200	Radian Group, Inc.	1,129,414

	Industrial Conglomerates--1.9%
16,500	Tyco International Ltd.	480,150

	Information Technology Consulting & Service--1.5%
8,000	Computer Sciences Corp.+	380,080

	Machinery Industrial--1.9%
7,000	Danaher Corp.	470,610

	Packaged Foods--7.2%
20,000	Hormel Foods Corp.	547,400
25,000	McCormick & Co.	1,225,000

		1,772,400

	Pharmaceuticals--2.4%
15,000	Novo Nordisk Sponsored ADR	585,750

	Restaurants--4.1%
30,000	The Cheesecake Factory+	1,023,300

	Semiconductors--2.1%
17,250	Semtech Corp.+	520,605

	Specialty Stores--5.4%
45,400	Linens `N Things, Inc.+	1,298,894

	Systems Software--2.1%
14,100	Adobe Systems, Inc.	512,958

	TOTAL COMMON STOCK (Cost $18,047,585)	24,381,581

	SHORT-TERM INVESTMENT--1.2%
294,879	Daily Assets Treasury Obligations Fund (Cost $294,879)	294,879

	TOTAL INVESTMENTS IN SECURITIES (Cost $18,342,464)--100.0%	24,676,460
	Other Assets and Liabilities, Net--0.0%	5,465

	TOTAL NET ASSETS--100.0%	$24,681,925

+ Non-income earning securities.

See Notes to Financial Statements

BANKNORTH INTERMEDIATE BOND FUND (Unaudited)

Principal or Shares	Security Name	Interest Rate	Maturity Date	Value
	CORPORATE BONDS & NOTES--70.7%
	Automotive Repair, Services & Parking--0.4%
$500,000	Hertz Corp.	6.38	10/15/05	$482,677

	Building Materials, Hardware, Garden Supply & Mobile Home Dealers--0.7%
900,000	Lowe's Cos., Inc.	6.38	12/15/05	950,011

	Business Services--1.4%
1,000,000	Electronic Data Systems	7.13	10/15/09	1,073,951
750,000	First Data Corp.	6.75	07/15/05	802,868

				1,876,819

	Chemicals & Allied Products--2.5%
500,000	Abbott Laboratories	6.40	12/01/06	537,694
150,000	American Home Products Corp.	6.50	10/15/02	153,564
600,000	Du Pont (E.I.) de Nemours & Co.	6.50	09/01/02	613,857
900,000	Du Pont (E.I.) de Nemours & Co.	6.75	10/15/02	926,258
1,000,000	Eli Lilly & Co.	7.13	06/01/25	1,091,683
45,000	Gillette Co.	6.25	08/15/03	47,023

				3,370,079

	Communications--6.0%
1,000,000	360 Communications Co.	6.65	01/15/08	1,004,949
250,000	GTE South Inc.	6.13	06/15/07	258,055
500,000	New York Telephone Co.	6.00	04/15/08	509,917
800,000	Pacific Bell	7.25	07/01/02	812,560
2,000,000	Pacific Bell	6.25	03/01/05	2,115,970
700,000	Pacific Bell	6.88	08/15/06	756,038
1,200,000	Southern New England Telecommunications	7.00	08/15/05	1,285,736
1,300,000	US West Communications	6.63	09/15/05	1,213,511

				7,956,736

	Depository Institutions--12.1%
1,000,000	ABN Amro Bank, Chicago	7.55	06/28/06	1,091,123
2,025,000	ABN Amro Bank, North America Finance Inc.	8.25	08/01/09	2,163,480
250,000	BankAmerica Corp.	7.63	06/15/04	270,923
1,000,000	BankBoston N.A.	6.50	12/19/07	1,038,734
275,000	Bank of New York Co., Inc.	7.63	07/15/02	280,226
1,000,000	Bank of New York Co., Inc.	6.63	06/15/03	1,045,693
200,000	Bank One Arizona	6.00	09/15/05	207,969
1,000,000	Chemical Bank	6.63	08/15/05	1,061,804
1,500,000	Citicorp, Inc.	7.13	09/01/05	1,613,429
2,000,000	Citigroup, Inc.	6.20	03/15/09	2,062,824
500,000	Commercial Credit Co.	6.50	06/01/05	532,803
1,160,000	Mellon Bank N.A.	7.00	03/15/06	1,238,647
1,000,000	Mercantile Bancorp.	7.30	06/15/07	1,082,760
500,000	National City Corp.	6.63	03/01/04	526,855
500,000	Southtrust Bank	7.00	11/15/08	518,922
1,250,000	Suntrust Banks	6.25	06/01/08	1,282,855

				16,019,047

	Eating & Drinking Places--0.4%
500,000	McDonald's Corp.	6.50	08/01/07	536,833

	Electric, Gas & Sanitary Services--7.3%
500,000	Alabama Power Co.	5.49	11/01/05	505,843
1,000,000	Alabama Power Co.	7.13	10/01/07	1,064,035
1,030,000	Carolina Power & Light Co.	5.88	01/15/04	1,063,416
250,000	Carolina Power & Light Co.	7.88	04/15/04	268,012
1,000,000	Carolina Power & Light Co.	6.80	08/15/07	1,055,842
50,000	Carolina Telegraph & Telephone	6.13	05/01/03	48,843
50,000	Consolidated Edison	6.38	04/01/03	51,719
500,000	Consolidated Edison	6.45	12/01/07	520,666
1,300,000	Consolidated Edison	8.13	05/01/10	1,476,786
250,000	FPL Group Capital, Inc.	6.88	06/01/04	264,034
600,000	Midamerican Energy Co.	6.38	06/15/06	607,622
1,650,000	Public Service Electric & Gas Co.	6.50	05/01/04	1,727,732
1,050,000	Public Service Electric & Gas Co.	6.75	03/01/06	1,101,757

				9,756,307

	Electronic & Other Electrical Equipment & Components, Except Computer Equipment--1.0%
1,300,000	Sony Corp.	6.13	03/04/03	1,344,649

	Engineering, Accounting, Research, Management & Related Services--0.4%
490,000	Halliburton Co.	6.30	08/05/02	485,419

	Food & Kindred Products--1.1%
500,000	Campbell Soup Co.	6.15	12/01/02	511,735
940,000	Pepsico, Inc.	7.05	05/15/06	978,261

				1,489,996

	General Merchandise Stores--4.5%
500,000	Dayton Hudson Corp.	7.25	09/01/04	538,875
1,250,000	Sears Roebuck and Co.	6.25	01/15/04	1,294,941
1,850,000	Wal-Mart Stores, Inc.	6.75	05/15/02	1,866,304
2,150,000	Wal-Mart Stores, Inc.	6.38	03/01/03	2,227,895

				5,928,015

	Industrial & Commercial Machinery & Computer Equipment--4.6%
1,000,000	Baker Hughes, Inc.	6.25	01/15/09	1,036,758
1,800,000	IBM Corp.	7.25	11/01/02	1,855,568
2,000,000	IBM Corp.	6.45	08/01/07	2,119,002
1,000,000	IBM Corp.	7.00	10/30/25	1,053,575

				6,064,903

	Insurance Agents, Brokers & Service--0.2%
300,000	Marsh & McLennan Cos., Inc.	6.63	06/15/04	317,020

	Insurance Carriers--1.8%
500,000	American General Finance	6.38	03/01/03	518,705
1,500,000	CNA Financial Corp.	6.45	01/15/08	1,385,686
500,000	First Colony Corp.	6.63	08/01/03	523,714

				2,428,105

	Measuring, Analyzing, & Controlling Instruments; Photographic, Medical & Optical Goods--0.8%
1,000,000	Baxter International, Inc.	7.13	02/01/07	1,070,672

	Motion Pictures--2.2%
2,550,000	Walt Disney Co.	6.75	03/30/06	2,672,668
200,000	Walt Disney Co.	5.62	12/01/08	196,025

				2,868,693

	Nondepository Credit Institutions--0.3%
300,000	Household Finance Corp.	7.20	07/15/06	313,131

	Paper & Allied Products--0.4%
500,000	International Paper Co.	7.63	08/01/04	535,570

	Petroleum Refining & Related Industries--1.0%
750,000	Shell Oil Co.	6.70	08/15/02	765,467
303,000	Sherwin-Williams Co.	6.85	02/01/07	314,210
200,000	Texaco Capital Inc.	6.00	06/15/05	211,069

				1,290,746

	Railroad Transportation--0.1%
150,000	CSX Transportation	6.87	08/15/03	157,407

	Rubber & Miscellaneous Plastics Products--0.4%
500,000	Newell Rubbermaid	6.60	11/15/06	508,759

	Security & Commodity Brokers, Dealers, Exchanges & Services--10.2%
500,000	Bear Stearns Cos., Inc.	6.63	01/15/04	524,973
1,000,000	Bear Stearns Cos., Inc.	7.00	03/01/07	1,059,694
1,000,000	Dean Witter Discover & Co.	6.88	03/01/03	1,041,462
1,000,000	Dean Witter Discover & Co.	6.50	11/01/05	1,050,199
500,000	Dean Witter Discover & Co.	6.30	01/15/06	518,105
1,000,000	Goldman Sachs Group, Inc.	7.35	10/01/09	1,067,375
1,500,000	Lehman Brothers Holdings, Inc.	8.50	08/01/15	1,725,759
250,000	Merrill Lynch & Co., Inc.	7.38	08/17/02	255,602
3,950,000	Merrill Lynch & Co., Inc.	6.55	08/01/04	4,184,966
660,000	Paine Webber Group Inc.	7.39	10/16/17	706,844
655,000	Salomon Smith Barney Holdings	6.63	11/15/03	693,962
500,000	Salomon Smith Barney Holdings	6.38	10/01/04	525,852
250,000	Transamerica Financial Corp.	7.50	03/15/04	265,787

				13,620,580

	Stone, Clay, Glass & Concrete Products--0.1%
150,000	CSR America, Inc.	6.88	07/21/05	157,884

	Transportation Equipment--10.8%
1,000,000	Boeing Co.	6.35	06/15/03	1,036,679
1,000,000	Daimler Chrysler	7.40	01/20/05	1,045,020
600,000	Ford Motor Co.	7.25	10/01/08	609,202
500,000	Ford Motor Credit Co.	6.13	01/09/06	490,186
975,000	General Motors Acceptance Corp.	6.75	06/10/02	986,922
200,000	General Motors Acceptance Corp.	7.00	09/15/02	203,703
500,000	General Motors Acceptance Corp.	6.63	10/01/02	508,524
500,000	General Motors Acceptance Corp.	7.13	05/01/03	515,825
1,000,000	General Motors Acceptance Corp.	6.63	10/15/05	1,011,454
150,000	General Motors Corp.	7.00	06/15/03	155,155
1,000,000	General Motors Corp.	6.25	05/01/05	1,012,961
1,995,000	General Motors Corp.	7.10	03/15/06	2,072,316
1,000,000	General Motors Corp.	6.38	05/01/08	996,208
2,000,000	General Motors Corp.	7.20	01/15/11	2,051,540
1,675,000	USL Capital Corp.	6.63	05/15/03	1,723,916

				14,419,611

	TOTAL CORPORATE BONDS & NOTES (Cost $89,994,996)			93,949,669

	U.S. GOVERNMENT AGENCY SECURITIES--16.8%
	Federal Farm Credit Bank--1.5%
1,000,000	Federal Farm Credit Bank	4.28	12/17/04	1,009,106
1,000,000	Federal Farm Credit Bank	6.40	08/15/11	1,023,169

				2,032,275

	Federal Home Loan Bank--7.2%
400,000	Federal Home Loan Bank	6.27	06/07/06	404,644
1,000,000	Federal Home Loan Bank	5.00	04/16/07	1,001,091
1,000,000	Federal Home Loan Bank	6.00	06/20/07	1,035,001
2,000,000	Federal Home Loan Bank	6.17	04/17/08	2,061,020
1,000,000	Federal Home Loan Bank	6.09	06/04/08	1,019,143
1,000,000	Federal Home Loan Bank	5.60	10/22/09	995,653
1,000,000	Federal Home Loan Bank	6.25	03/01/11	1,029,616
1,000,000	Federal Home Loan Bank	6.30	08/09/11	1,023,929
1,000,000	Federal Home Loan Bank	6.50	01/17/12	1,020,011

				9,590,108

	Federal Home Loan Mortgage Corporation--1.4%
900,000	Federal Home Loan Mortgage Corporation	7.21	03/19/07	902,370
1,000,000	Federal Home Loan Mortgage Corporation	6.75	12/27/11	1,002,953

				1,905,323

	Federal National Mortgage Association--6.7%
1,500,000	Federal National Mortgage Association	5.75	04/15/03	1,554,606
800,000	Federal National Mortgage Association	7.00	06/25/07	811,180
450,000	Federal National Mortgage Association	6.40	12/26/07	461,118
1,000,000	Federal National Mortgage Association	6.04	01/07/09	1,030,716
1,000,000	Federal National Mortgage Association	6.00	01/07/09	1,017,807
2,000,000	Federal National Mortgage Association	5.50	10/23/09	1,998,346
1,000,000	Federal National Mortgage Association	5.68	10/07/11	992,439
1,000,000	Federal National Mortgage Association	6.00	01/18/12	1,016,570

				8,882,782

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $22,075,759)			22,410,488

	U.S. TREASURY SECURITIES--8.1%
1,000,000	U.S. Treasury Bonds	6.50	08/15/05	1,087,579
9,000,000	U.S. Treasury Bonds	5.88	11/15/05	9,613,485

	TOTAL U.S. TREASURY SECURITIES (Cost $10,308,852)			10,701,064

	SHORT-TERM INVESTMENTS--3.2%
1,996,877	Daily Assets Treasury Obligations Fund			1,996,877
2,205,422	Forum Daily Assets Cash Fund			2,205,422

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,202,299)			4,202,299

	TOTAL INVESTMENTS IN SECURITIES (Cost $126,581,906)--98.8%			131,263,520
	Other Assets and Liabilities, Net--1.2%			1,640,052

	TOTAL NET ASSETS--100.00%			$132,903,572

See Notes to Financial Statements

BANKNORTH VERMONT MUNICIPAL BOND FUND (Unaudited)

Principal or Shares	Security Name	Interest Rate	Maturity Date	Value
	MUNICIPAL BONDS--89.7%
	Delaware--0.0%
$10,000	Delaware State Housing Authority SFH RV, Residential Mortgage, Series A, FHA/VA insured	9.38	06/01/12	$10,050

	Louisiana--0.8%
184,000	Jefferson Parish, LA, Home Mortgage Authority, SFH RV, FGIC insured	7.10	08/01/10	223,934
200,000	Lafayette, LA, Public Transportation Financing Authority, SFH RV, FHA insured	7.20	04/01/10	228,846
190,000	Monroe-West Monroe, LA, Public Transportation Financing Authority, SFH RV, Central Bank, LOC	7.20	08/01/10	219,264

				672,044

	Puerto Rico--6.5%
1,000,000	Commonwealth of Puerto Rico	6.25	07/01/10	1,030,880
500,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Utility RV, MBIA insured	4.40	07/01/02	505,230
760,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Utility RV, MBIA insured	4.50	07/01/03	788,865
2,000,000	Commonwealth of Puerto Rico, GO, MBIA-IBC insured	5.50	07/01/09	2,236,980
500,000	Puerto Rico Municipal Finance Agency, GO Bonds, Series A, Banco Popular de Puerto, LOC	5.88	07/01/08	517,670
300,000	University of Puerto Rico RV, Series N, MBIA insured	4.90	06/01/03	312,345

				5,391,970

	Vermont--82.3%
300,000	Burlington, VT, Electric RV, Series A, MBIA insured	4.80	07/01/02	303,483
1,000,000	Burlington, VT, Electric RV, Series A, MBIA insured	4.90	07/01/03	1,041,230
500,000	Burlington, VT, Electric RV, Series A, MBIA insured	5.00	07/01/04	530,885
415,000	Burlington, VT, GO Bonds, Series A	5.00	12/01/04	445,079
800,000	Burlington, VT, GO Bonds, Series A	5.10	12/01/05	866,864
785,000	Burlington, VT, GO Bonds, Series A	5.20	12/01/06	844,032
400,000	Burlington, VT, Waterworks System, Utility RV, Series A, FGIC insured	4.50	07/01/04	420,268
300,000	Burlington, VT, Waterworks System, Utility RV, Series A, FGIC insured	4.65	07/01/06	318,930
150,000	Burlington, VT, Waterworks System, Utility RV, Series A, FGIC insured	4.75	07/01/07	159,696
300,000	Burlington, VT, Waterworks System, Utility RV, Series A, FGIC insured	4.80	07/01/08	316,815
95,000	Champlain Valley, VT, Union SD No. 15, GO Bonds	5.00	06/01/08	95,319
145,000	Champlain Valley, VT, Union SD No. 15, GO Bonds	5.13	06/01/12	145,329
175,000	Chittenden, VT, Solid Waste District, Utility RV, Vermont National Bank, LOC	6.00	01/01/03	181,039
90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	4.75	12/01/02	92,247
90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	4.85	12/01/03	94,697
90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	4.95	12/01/04	96,449
90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	5.00	12/01/05	97,163
90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	5.05	12/01/06	96,260
135,000	Norwich, VT, SD, GO Bonds, AMBAC insured	4.25	07/15/02	136,489
25,000	Norwich, VT, SD, GO Bonds, AMBAC insured	4.50	07/15/09	26,207
75,000	Pawlett/Rupert, VT, Union Elementary SD No. 47, Education Facilities RV, MBIA insured	4.75	11/01/02	76,673
70,000	Pawlett/Rupert, VT, Union Elementary SD No. 47, Education Facilities RV, MBIA insured	5.00	11/01/03	73,676
120,000	Pawlett/Rupert, VT, Union Elementary SD No. 47, Education Facilities RV, MBIA insured	5.00	11/01/04	128,501
465,000	Rutland, VT, GO Bonds, Series B, Educational Facilities RV, AMBAC insured	4.55	07/15/02	470,543
30,000	Shelburne, VT, SD, GO Bonds	5.00	06/01/08	30,101
145,000	Shelburne, VT, SD, GO Bonds	5.10	06/01/10	145,396
120,000	Shelburne, VT, SD, GO Bonds	5.13	06/01/11	120,304
135,000	Shelburne, VT, SD, GO Bonds	5.13	06/01/12	135,306
510,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.50	09/01/04	538,667
500,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.50	09/01/05	530,190
520,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.55	09/01/06	553,639
515,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.65	09/01/07	549,088
520,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.80	09/01/08	557,944
1,993,750	Vermont Economic Development Authority Industrial RV Bonds - Tubbs Project[1]	6.18	08/31/06	1,994,448
1,682,091	Vermont Education & Health Authority, Health Care RV, North Country Project[1,2]	3.99	11/01/05	1,699,248
1,340,916	Vermont Education & Health Authority, Health Care RV, North Country Project[1]	5.15	10/01/06	1,341,492
1,521,000	Vermont Education & Health Authority, Health Care RV, North Country Project[1,2]	1.87	10/01/11	1,489,698
4,650,000	Vermont Education Facilities Authority, Education Facilities RV, Marlboro College Project[1]	5.25	04/01/19	4,385,183
50,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Champlain College Project, Series A, Merchants Bank, LOC	5.40	10/01/02	50,766
90,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Champlain College Project, Series A, Merchants Bank, LOC	5.60	10/01/04	94,379
85,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Landmark College Project Series A, Remarketed 11/1/94, Vermont National Bank, LOC	6.15	11/01/02	86,864
70,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Landmark College Project Series A, Remarketed 11/1/94, Vermont National Bank, LOC	6.20	11/01/03	73,293

190,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Landmark College Project Series A, Remarketed 11/1/94, Vermont National Bank, LOC	7.15	11/01/14	199,154
285,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	5.00	11/01/02	291,706
350,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	5.55	11/01/03	371,221
260,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	5.80	11/01/05	277,709
160,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	5.90	11/01/06	170,275
150,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	6.00	11/01/07	162,521
770,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	5.30	11/01/08	836,944
3,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project, Series A	4.40	11/01/27	3,015
310,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project, United Counties Trust, LOC	6.80	10/01/02	319,830
20,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	5.75	10/01/04	21,773
100,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	5.90	10/01/06	111,132
1,190,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	6.50	10/01/14	1,340,357
210,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, Series P, AMBAC insured	4.13	11/15/02	213,721
430,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, Series P, AMBAC insured	4.25	11/15/03	445,127
555,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, Series P, AMBAC insured	4.38	11/15/04	581,157
60,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, Series P, AMBAC insured	4.40	11/15/05	62,854
605,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, Series P, AMBAC insured	4.50	11/15/06	635,081
200,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, Series P, AMBAC insured	4.63	11/15/07	209,786
65,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Fletcher Allen Health Project, Series A, AMBAC insured	5.30	12/01/08	70,739
55,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Fletcher Allen Health Project, Series A, AMBAC insured	5.30	12/01/09	59,591
295,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Medical Center Hospital of Vermont Project, FGIC insured	5.50	09/01/02	301,021
245,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	4.90	04/01/02	245,747
210,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.00	04/01/03	210,594
400,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.05	04/01/04	400,904
305,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.15	04/01/05	305,583
500,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.20	04/01/06	500,825
350,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.25	04/01/07	350,487
375,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.30	04/01/08	375,473
370,000	Vermont Educational & Health Buildings Financing Agency, St. Michaels College Project	5.10	04/01/02	371,247
410,000	Vermont Educational & Health Buildings Financing Agency, St. Michaels College Project	5.20	04/01/03	426,064
130,000	Vermont Educational & Health Buildings Financing Agency, St. Michaels College Project	5.30	04/01/04	138,206
140,000	Vermont Educational & Health Buildings Financing Agency, St. Michaels College Project	5.40	04/01/05	151,158
35,000	Vermont Housing Finance Agency, Ben-South Project[1,3]	4.00	06/30/02	34,913
850,000	Vermont Housing Finance Agency, Ben-South Project[1,3]	5.25	06/30/02	851,462
150,000	Vermont Housing Finance Agency, Home Mortgage Purchase, Series A	7.75	06/15/16	151,575
290,000	Vermont Housing Finance Agency, Home Mortgage Purchase, Series B, FHA insured	7.40	12/01/05	293,384
465,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD Sec 8, LOC	5.25	02/15/03	478,290
205,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD Sec 8, LOC	4.45	02/15/08	206,900
130,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD Sec 8, LOC	4.55	02/15/09	130,398
25,000	Vermont Housing Finance Agency, SFH RV, Series 1, Remarketed 7/1/92	6.25	11/01/03	25,317
180,000	Vermont Housing Finance Agency, SFH RV, Series 4, FHA, LOC	5.80	11/01/02	181,031
80,000	Vermont Housing Finance Agency, SFH RV, Series 4, FHA, LOC	5.90	05/01/03	80,688
225,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.80	05/01/03	226,962
150,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.80	11/01/03	151,896
90,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.90	05/01/04	91,187
105,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.90	11/01/04	106,684
165,000	Vermont Housing Finance Agency, SFH RV, Series 5	6.88	11/01/16	171,881
180,000	Vermont Housing Finance Agency, SFH RV, Series 9, MBIA insured	5.00	05/01/05	188,242
65,000	Vermont Housing Finance Agency, SFH RV, Series 9, MBIA insured	5.10	05/01/06	68,331
110,000	Vermont Housing Finance Agency, SFH RV, Series 9, Remarketed 8/26/98, MBIA insured	4.55	05/01/08	112,165
295,000	Vermont Housing Finance Authority, SFH RV, Series 11A, FSA insured	4.60	11/01/04	308,653
280,000	Vermont Housing Finance Authority, SFH RV, Series 11A, FSA insured	4.70	11/01/05	292,334
400,000	Vermont Housing Finance Authority, SFH RV, Series 11A, FSA insured	4.85	11/01/06	419,424
300,000	Vermont Housing Finance Authority, SFH RV, Series 11A, FSA insured	4.95	11/01/07	315,117
400,000	Vermont Housing Finance Authority, SFH RV, Series 11A, FSA insured	5.05	11/01/08	421,400
530,000	Vermont Housing Finance Authority, SFH RV, Series 11A, FSA insured	5.15	11/01/09	556,961
350,000	Vermont Housing Finance Authority, SFH RV, Series 12B, FSA insured	5.50	11/01/08	369,758
445,000	Vermont Housing Finance Authority, SFH RV, Series 12B, FSA insured	5.60	11/01/09	469,115
750,000	Vermont Municipal Bond Bank	6.00	12/01/04	823,875
500,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	5.00	12/01/02	513,145
100,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	4.75	12/01/03	104,956
30,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	5.10	12/01/04	32,237
1,500,000	Vermont Municipal Bond Bank, Series 1, FSA insured	4.30	12/01/06	1,579,485
1,000,000	Vermont Municipal Bond Bank, Series 1, FSA insured	4.40	12/01/07	1,049,560
235,000	Vermont Municipal Bond Bank, Series 1, Government of Bond Bank, LOC	5.60	12/01/03	248,628
250,000	Vermont Municipal Bond Bank, Series 1, Government of Bond Bank, LOC	5.80	12/01/03	263,220
80,000	Vermont Municipal Bond Bank, Series 1, Government of Bond Bank, LOC	5.70	12/01/04	86,494
860,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	4.60	12/01/07	911,531
100,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	4.80	12/01/08	106,797
340,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	4.80	12/01/09	361,583
1,000,000	Vermont Municipal Bond Bank, Series 2, AMBAC insured	4.63	12/01/02	1,023,470
500,000	Vermont Municipal Bond Bank, Series 2, AMBAC insured	5.20	12/01/07	539,490
165,000	Vermont Municipal Bond Bank, Series 2, FSA insured	4.30	12/01/06	173,743
665,000	Vermont Municipal Bond Bank, Series 2, FSA insured	4.40	12/01/07	697,957
285,000	Vermont Municipal Bond Bank, Series 2, Government of Bond Bank, LOC	5.70	12/01/02	293,604
180,000	Vermont Municipal Bond Bank, Series A, Government of Bond Bank, LOC	5.80	12/01/03	188,357
900,000	Vermont Public Power Supply Authority RV, Power RV, McNeil Project, Series D, AMBAC insured	4.35	07/01/03	930,447
100,000	Vermont Public Power Supply Authority RV, Power RV, McNeil Project, Series D, AMBAC insured	4.40	07/01/04	104,793
1,000,000	Vermont Public Power Supply Authority RV, Power RV, McNeil Project, Series D, AMBAC insured	4.50	07/01/05	1,054,000
1,170,000	Vermont Public Power Supply Authority RV, Power RV, McNeil Project, Series D, AMBAC insured	5.00	07/01/15	1,170,316
1,095,000	Vermont ST, Student Assistance, Educational Facilities RV, Financing Project, Series B, FSA insured	6.35	06/15/06	1,152,455
300,000	Vermont ST, Student Assistance Corp Educational Loan RV, Educational Facilities RV, Financing Project, Series A-3, FSA insured	6.15	06/15/02	303,684
350,000	Vermont ST, Student Assistance Corp Educational Loan RV, Educational Facilities RV, Financing Project, Series A-3, FSA insured	6.15	12/15/02	361,120
155,000	Vermont ST, Student Assistance Corp Educational Loan RV, Educational Facilities RV, Financing Project, Series A-3, FSA insured	6.25	12/15/03	159,982
500,000	Vermont ST, Student Assistance Corp Educational Loan RV, Educational Facilities RV, Financing Project, Series A-3, FSA insured	6.40	06/15/04	516,290
135,000	Vermont ST, Student Assistance Corp Educational Loan RV, Educational Facilities RV, Financing Project, Series A-3, FSA insured	6.40	12/15/04	139,398
150,000	Vermont ST, Student Assistance Corp Educational Loan RV, Educational Facilities RV, Financing Project, Series A-3, FSA insured	6.50	06/15/05	154,931
300,000	Vermont ST, Student Assistance Corp Educational Loan RV, Educational Facilities RV, Financing Project, Series B, FSA insured	6.13	06/15/04	315,165
315,000	Vermont ST, Student Assistance Corp Educational Loan RV, Educational Facilities RV, Financing Project, Series B, FSA insured	6.13	12/15/04	330,923
480,000	Vermont ST, Student Assistance Corp Educational Loan RV, Educational Facilities RV, Financing Project, Series B, FSA insured	6.25	12/15/05	504,806
120,000	Vermont ST, Student Assistance Corp Educational Loan RV, Educational Facilities RV, Financing Project, Series D, FSA insured	5.30	12/15/03	125,413
160,000	Vermont ST, Student Assistance Corp Educational Loan RV, Educational Facilities RV, Financing Project, Series D, FSA insured	5.40	12/15/04	169,347
400,000	Vermont ST, Student Assistance Corp Educational Loan RV, Educational Facilities RV, Financing Project, Series D, FSA insured	5.60	12/15/06	420,332
500,000	Vermont State, GO Bonds, Series A	4.50	01/15/03	513,110
350,000	Vermont State, GO Bonds, Series A	6.00	01/15/03	363,720
250,000	Vermont State, GO Bonds, Series A	4.30	02/01/03	256,393
2,000,000	Vermont State, GO Bonds, Series A	5.00	01/15/04	2,101,800
1,065,000	Vermont State, GO Bonds, Series A	5.00	01/15/05	1,133,330
500,000	Vermont State, GO Bonds, Series A	4.40	01/15/07	523,325
1,600,000	Vermont State, GO Bonds, Series A	5.00	01/15/08	1,709,152
1,300,000	Vermont State, GO Bonds, Series A	5.00	01/15/10	1,372,150
50,000	Vermont State, GO Bonds, Series A, Fleet Trust Company, LOC	4.50	02/01/05	51,799
200,000	Vermont State, GO Bonds, Series B	5.40	08/01/02	203,376
1,100,000	Vermont State, GO Bonds, Series B	4.30	10/15/04	1,157,068
1,250,000	Vermont State, GO Bonds, Series B	4.60	10/15/07	1,297,600
2,750,000	Vermont State, GO Bonds, Series B, Fleet Trust Company, LOC	4.75	10/15/09	2,839,128

				68,732,435

	Wisconsin--0.1%
50,000	Kenosha, WI, GO Bonds, Series B, AMBAC insured	5.35	12/01/03	52,932

	TOTAL MUNICIPAL BONDS (Cost $72,251,468)			74,859,431

	SHORT-TERM INVESTMENTS--9.6%
4,186,309	Deutsche Tax Free Money Fund			4,186,309
3,799,183	Dreyfus Municipal Cash Management Plus Fund			3,799,183

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,985,492)			7,985,492

	TOTAL INVESTMENTS IN SECURITIES (Cost $80,236,960)--99.3%			82,844,923
	Other Assets and Liabilities, Net--0.7%			599,841

	TOTAL NET ASSETS--100.00%			$83,444,764

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At February 28, 2002, these securities amounted to $11,796,444, which represents 14.1% of Net Assets. Included in these amounts are securities which have been deemed liquid that amounted to $886,375, which represent 1.1% of Net Assets.

2 Variable rate security.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Board of Trustees.

Notes to Portfolios of Investments

The following abbreviations are used in these portfolios:

ADR	--American Depositary Receipts
AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Corporation
FHA	--Federal Housing Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance, Incorporated
GO	--General Obligation
HUD	--Housing and Urban Development
IBC	--Insured Bond Certificates
LOC	--Letter of Credit
MBIA	--Municipal Bond Insurance Association
MFH	--Multi-Family Housing
RV	--Revenue Bonds
SD	--School District
SFH	--Single Family Housing
VA	--Veterans Administration

See Notes to Financial Statements

Statements of Assets and Liabilities

(Unaudited)

	Banknorth Large Cap Core Fund	Banknorth Large Cap Growth Fund	Banknorth Large Cap Value Fund
Assets
Investments (Note 2):
Total investments, at value (Cost $42,056,145, $27,901,495, $31,474,372, $18,342,464, $126,581,906, and $80,236,960, respectively)	$52,782,588	$35,129,719	$58,384,264
Cash	--	--	--
Interest, dividends and other receivables	41,885	33,723	141,726
Receivable for securities sold	--	--	3,003,057
Receivable for fund shares sold	91,117	2,406	32,785
Prepaid expenses	15,829	--	--

Total Assets	52,931,419	35,165,848	61,561,832

Liabilities
Dividends payable	--	--	--
Payable for fund shares redeemed	78,207	--	75,600
Payable to transfer agent (Note 3)	1,018	1,917	2,029
Payable to custodian (Note 3)	2,020	1,740	2,090
Payable to shareholder service agent (Note 3)	7,999	5,553	9,377
Payable to administrator (Note 3)	5,999	4,165	7,033
Payable to investment adviser (Note 3)	29,996	20,824	35,165
Accrued expenses and other liabilities	1,457	4,808	5,014

Total Liabilities	126,696	39,007	136,308

Net Assets	$52,804,723	$35,126,841	$61,425,524

Components of Net Assets
Paid-in capital	$43,181,441	$1,436,918	$33,405,580
Undistributed net investment income (loss)	(70,016)	(113,201)	95,593
Unrealized appreciation on investments	10,726,443	7,228,224	26,909,892
Accumulated net realized gain (loss)	(1,033,145)	(3,425,100)	1,014,459

Net Assets	$52,804,723	$35,126,841	$61,425,524

Shares of Beneficial Interest	5,780,416	5,335,432	8,119,824

Net Asset Value, and Redemption Price Per Share	$ 9.14	$ 6.58	$ 7.56

Offering Price Per Share (NAV / (1-Maximum Sales Load))	$ 9.67	$ 6.96	$ 8.00

Maximum Sales Load	5.50%	5.50%	5.50%

See Notes to Financial Statements.

Banknorth Small/Mid Cap Core Fund	Banknorth Intermediate Bond Fund	Banknorth Vermont Municipal Bond Fund

$24,676,460	$131,263,520	$82,844,923
--	--	19,330
8,784	2,174,520	861,962
--	--	--
27,455	36,846	22,800
--	--	14,722

24,712,699	133,474,886	83,763,737

--	465,204	237,173
--	--	40,000
1,898	2,097	967
1,433	3,359	2,389
3,844	20,557	12,777
2,883	15,418	9,582
14,417	51,392	15,971
6,299	13,287	114

30,774	571,314	318,973

$24,681,925	$132,903,572	$83,444,764

$18,603,474	$131,768,100	$80,891,792
(117,791)	2,660	426
6,333,996	4,681,614	2,607,963
(137,754)	(3,548,802)	(55,417)

$24,681,925	$132,903,572	$83,444,764

3,151,195	12,867,044	8,175,415

$ 7.83	$ 10.33	$ 10.21

$ 8.29	$ 10.73	$ 10.61

5.50%	3.75%	3.75%

Statements of Operations

For the six-months ended February 28, 2002 (Unaudited)

	Banknorth Large Cap Core Fund	Banknorth Large Cap Growth Fund	Banknorth Large Cap Value Fund
Investment Income
Interest income	$ 21,496	$ 3,913	$ 9,697
Dividend income	229,285	159,377	906,876

Total Investment Income	250,781	163,290	916,573

Expenses
Investment adviser (Note 3)	174,513	147,723	289,913
Administrator (Note 3)	37,568	37,192	57,983
Transfer agent (Note 3)	16,359	12,919	13,702
Custody (Note 3)	5,490	5,022	6,774
Accounting (Note 3)	15,387	12,943	25,284
Reporting	8,852	5,073	4,414
Shareholder service agent (Note 3)	58,171	49,241	96,638
Audit	10,335	5,600	5,600
Legal	630	1,639	1,749
Distribution (Note 3)	58,171	49,241	96,638
Compliance	6,224	12,839	16,445
Miscellaneous	1,568	3,795	4,238

Total Expenses	393,268	343,227	619,378
Fees waived (Note 4)	(72,471)	(66,736)	(115,965)

Net Expenses	320,797	276,491	503,413

Net Investment Income (Loss)	(70,016)	(113,201)	413,160

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(752,937)	(2,728,186)	3,643,135
Net change in unrealized appreciation (depreciation) on investments	2,658,644	1,830,393	(9,325,896)

Net Realized and Unrealized Gain (Loss) on Investments	1,905,707	(897,793)	(5,682,761)

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,835,691	$(1,010,994)	$(5,269,601)

See Notes to Financial Statements.

Banknorth Small/Mid Cap Core Fund	Banknorth Intermediate Bond Fund	Banknorth Vermont Municipal Bond Fund

$ 4,320	$4,134,361	$1,982,533
70,452	--	--

74,772	4,134,361	1,982,533

97,459	410,616	211,041
37,192	102,654	63,312
12,586	13,732	11,877
4,204	10,401	7,138
8,550	45,046	27,789
6,089	7,994	4,291
32,486	171,090	105,520
5,600	5,475	5,475
1,706	1,814	1,710
32,486	171,090	105,520
7,395	15,189	5,035
3,494	8,028	15,703

249,247	963,129	564,411
(56,684)	(273,744)	(232,145)

192,563	689,385	332,266

(117,791)	3,444,976	1,650,267

(65,304)	(781,505)	9,153
(47,311)	(20,460)	(96,755)

(112,615)	(801,965)	(87,602)

$(230,406)	$2,643,011	$1,562,665

Statement of Changes in Net Assets

For the year ended May 31, 2001 and the periods ended August 31, 2001 (Audited) and February 28, 2002 (Unaudited)

	Banknorth Large Cap Core Fund

	Amount	Shares
Net Assets--May 31, 2000	$34,398,022

Operations
Net investment loss	(57,752)
Net realized gain on investments	732,972
Net change in unrealized (depreciation) on investments	(5,070,290)

Net Decrease in Net Assets Resulting from Operations	(4,395,070)

Distributions to Shareholders From
Net realized gain on investments	(5,861,229)

Total Distributions to Shareholders	(5,861,229)

Capital Share Transactions
Sale of shares	34,632,692	3,014,837
Reinvestment of distributions	5,838,225	569,554
Redemption of shares	(17,686,388)	(1,529,495)

Net Increase in Capital Transactions	22,784,529	2,054,896

Net Increase in Net Assets	12,528,230

Net Assets--May 31, 2001	$46,926,252

Undistributed Net Investment Income (Loss) May 31, 2001	$--

Operations
Net investment loss	(50,237)
Net realized loss on investments	(280,190)
Net change in unrealized (depreciation) on investments	(3,529,762)

Net Decrease in Net Assets Resulting from Operations	(3,860,189)

Capital Share Transactions
Sale of shares	2,187,389	235,103
Redemption of shares	(1,323,776)	(142,751)

Net Increase in Capital Transactions	863,613	92,352

Net Decrease in Net Assets	(2,996,576)

Net Assets--August 31, 2001	$43,929,676

Undistributed Net Investment Income (Loss) August 31, 2001	$--

Operations
Net investment loss	(70,016)
Net realized loss on investments	(752,937)
Net change in unrealized appreciation on investments	2,658,644

Net Increase in Net Assets Resulting from Operations	1,835,691

Distributions to Shareholders From
Net realized gain on investments	(31,941)

Total Distribution to Shareholders	(31,941)

Capital Share Transactions
Sale of shares	11,665,385	1,326,717
Reinvestment of distributions	25,121	2,819
Redemption of shares	(4,619,209)	(525,798)

Net Increase in Capital Transactions	7,071,297	803,738

Net Increase in Net Assets	8,875,047

Net Assets--February 28, 2002	$52,804,723

Undistributed Net Investment Loss February 28, 2002	$(70,016)

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the periods ended August 31, 2001 (Audited) and February 28, 2002 (Unaudited)

	Banknorth Large Cap Growth Fund		Banknorth Large Cap Value Fund

	Amount	Shares	Amount	Shares
Net Assets (a)	$--		$--

Operations
Net investment income (loss)	(258,994)		749,116
Net realized gain (loss) on investments	(329,542)		6,543,649
Net increase from payments by affiliates	--		--
Net change in unrealized appreciation (depreciation) on investments	(19,696,670)		(17,231,221)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,285,206)		(9,938,456)

Distributions to Shareholders From
Net investment income	--		(568,987)
Net realized gain on investments	(367,424)		(519,970)

Total Distribution to Shareholders	(367,424)		(1,088,957)

Capital Share Transactions
Sale of shares	12,739,220	1,504,343	13,768,484	1,390,226
Issuance through reorganization (Note 1)	66,769,619	6,796,576	120,756,265	12,090,521
Reinvestment of distributions	143,466	16,878	145,673	14,876
Redemption of shares	(15,370,578)	(1,862,260)	(25,931,045)	(2,628,735)

Net Increase in Capital Transactions	64,281,727	6,455,537	108,739,377	10,866,888

Net Increase in Net Assets	43,629,097		97,711,964

Net Assets--August 31, 2001	$43,629,097		$97,711,964

Undistributed Net Investment Income	$--		$ 180,129

Operations
Net investment income (loss)	(113,201)		413,160
Net realized gain (loss) on investments	(2,728,186)		3,643,135
Net change in unrealized appreciation (depreciation) on investments	1,830,393		(9,325,896)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,010,994)		(5,269,601)

Distributions to Shareholders From
Net investment income	--		(497,696)
Net realized gain on investments	--		(8,652,355)

Total Distribution to Shareholders	--		(9,150,051)

Capital Share Transactions
Sale of shares	1,734,264	265,755	2,881,527	360,800
Reinvestment of distributions	--	--	1,832,872	244,619
Redemption of shares	(9,225,526)	(1,385,860)	(26,581,187)	(3,352,483)

Net Decrease in Capital Transactions	(7,491,262)	(1,120,105)	(21,866,788)	(2,747,064)

Net Decrease in Net Assets	(8,502,256)		(36,286,440)

Net Assets--February 28, 2002	$35,126,841		$61,425,524

Undistributed Net Investment Income (Loss)	$(113,201)		$ 95,593

(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.

See Notes to Financial Statements.

Banknorth Small/Mid Cap Core Fund		Banknorth Intermediate Bond Fund		Banknorth Vermont Municipal Bond Fund
Amount	Shares	Amount	Shares	Amount	Shares
$--		$--		$--

(311,651)		6,686,704		3,357,999
70,016		(2,143,660)		(64,570)
--		38,019		--
(6,950,562)		7,087,702		2,095,530

(7,192,197)		11,668,765		5,388,959

--		(6,675,616)		(3,353,109)
(75,836)		--		--

(75,836)		(6,675,616)		(3,353,109)

7,013,072	821,189	12,789,057	1,254,110	4,339,907	429,557
39,438,114	4,035,659	157,827,843	15,717,398	99,868,742	9,986,874
31,949	3,785	882,218	86,397	25,497	2,527
(10,165,254)	(1,163,022)	(34,628,195)	(3,406,648)	(19,345,582)	(1,911,492)

36,317,881	3,697,611	136,870,923	13,651,257	84,888,564	8,507,466

29,049,848		141,864,072		86,924,414

$29,049,848		$141,864,072		$86,924,414

$--		$10,673		$4,890

(117,791)		3,444,976		1,650,267
(65,304)		(781,505)		9,153
(47,311)		(20,460)		(96,755)

(230,406)		2,643,011		1,562,665

--		(3,452,989)		(1,654,731)
--		--		--

--		(3,452,989)		(1,654,731)

1,970,462	265,270	7,243,006	694,369	2,346,710	229,913
--	--	429,083	41,275	275	27
(6,107,979)	(811,686)	(15,822,611)	(1,519,857)	(5,734,569)	(561,991)

(4,137,517)	(546,416)	(8,150,522)	(784,213)	(3,387,584)	(332,051)

(4,367,923)		(8,960,500)		(3,479,650)

$24,681,925		$132,903,572		$83,444,764

$(117,791)		$2,660		$426

Financial Highlights

(Selected per share data and ratios for a share outstanding throughout each period)

	Selected Data for a Single Share

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Investment Gains	Ending Net Asset Value Per Share
Banknorth Large Cap Core Fund(d)
September 1, 2001 to February 28, 2002 (h)	$8.83	$(0.01)	$0.33	$ --	$(0.01)	$9.14
June 1, 2001 to August 31, 2001	9.61	(0.01)	(0.77)	--	--	8.83
June 1, 2000 to May 31, 2001	12.15	(0.01)	(1.00)	--	(1.53)	9.61
June 1, 1999 to May 31, 2000	11.49	(0.03)	1.80	--	(1.11)	12.15
June 1, 1998 to May 31, 1999	10.13	(0.01)	2.31	-- (c)	(0.94)	11.49
December 17, 1997 to May 31, 1998	8.87	-- (b)	1.26	--	--	10.13
Banknorth Large Cap Growth Fund
September 1, 2001 to February 28, 2002 (h)	6.76	(0.02)	(0.16)	--	--	6.58
October 2, 2000 (a) to August 31, 2001	10.00	(0.04)	(3.15)	--	(0.05)	6.76
Banknorth Large Cap Value Fund
September 1, 2001 to February 28, 2002 (h)	8.99	0.05	(0.53)	(0.05)	(0.90)	7.56
October 2, 2000 (a) to August 31, 2001	10.00	0.07	(0.98)	(0.05)	(0.05)	8.99
Banknorth Small/Mid Cap Core Fund
September 1, 2001 to February 28, 2002 (h)	7.86	(0.04)	0.01	--	--	7.83
October 2, 2000 (a) to August 31, 2001	10.00	(0.08)	(2.04)	--	(0.02)	7.86
Banknorth Intermediate Bond Fund
September 1, 2001 to February 28, 2002 (h)	10.39	0.26	(0.06)	(0.26)	--	10.33
October 2, 2000 (a) to August 31, 2001	10.00	0.49	0.39	(0.49)	--	10.39
Banknorth Vermont Municipal Bond Fund
September 1, 2001 to February 28, 2002 (h)	10.22	0.20	(0.01)	(0.20)	--	10.21
October 2, 2000 (a) to August 31, 2001	10.00	0.37	0.22	(0.37)	--	10.22

(a) Commencement of operations.

(b) Net investment income per share was $0.001972.

(c) Distributions per share were $0.001995.

(d) The Fund reorganized on January 8, 2001 (Note 1).

(e) Total return calculations do not include sales charges.

(f) Annualized.

(g) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements (Note 4).

(h) Unaudited.

See Notes to Financial Statements.

		Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return (e)	Net Assets At End of Period (000's Omitted)	Net Investment Income (Loss)		Net Expenses		Gross Expenses (g)		Portfolio Turnover Rate

3.58%	$ 52,805	(0.30	)%(f)	1.38	%(f)	1.69	%(f)	11%
(8.12)%	43,930	(0.43	)%(f)	1.45	%(f)	1.75	%(f)	12%
(9.04)%	46,926	(0.14)%		1.25%		1.47%		26%
15.96%	34,398	(0.21)%		1.10%		1.42%		26%
24.21%	32,134	(0.06)%		1.10%		1.44%		16%
14.30%	30,090	0.09	%(f)	1.10	%(f)	2.09	%(f)	11%

(2.66)%	35,127	(0.57	)%(f)	1.40	%(f)	1.74	%(f)	19%
(31.98)%	43,629	(0.53	)%(f)	1.34	%(f)	1.64	%(f)	21%

(5.15)%	61,426	1.07	%(f)	1.30	%(f)	1.60	%(f)	11%
(9.19)%	97,712	0.75	%(f)	1.27	%(f)	1.57	%(f)	30%

(0.38)%	24,682	(0.91	)%(f)	1.48	%(f)	1.92	%(f)	24%
(21.22)%	29,050	(1.06	)%(f)	1.45	%(f)	1.83	%(f)	31%

1.85%	132,904	5.03	%(f)	1.01	%(f)	1.41	%(f)	8%
9.12%	141,864	5.28	%(f)	1.05	%(f)	1.41	%(f)	9%

1.87%	83,445	3.91	%(f)	0.79	%(f)	1.34	%(f)	0%
6.00%	86,924	3.96	%(f)	0.91	%(f)	1.37	%(f)	11%

Notes to Financial Statements (Unaudited)

(1) ORGANIZATION

Banknorth Funds (the "Trust"), (formerly Stratevest Funds), is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust commenced operations on October 2, 2000. The Trust consists of Banknorth Large Cap Core Fund, Banknorth Large Cap Growth Fund, Banknorth Large Cap Value Fund, Banknorth Small/Mid Cap Core Fund, Banknorth Intermediate Bond Fund and Banknorth Vermont Municipal Bond Fund (each a "Fund" and collectively, the "Funds").

The Trust is authorized to issue an unlimited number of the Funds shares of beneficial interest without par value.

On January 8, 2001, Investors Equity Fund ("Former Fund") was reorganized into Banknorth Large Cap Core Fund as approved by the Board of Trustees of the Banknorth Funds on August 15, 2000 and of Forum Funds on October 2, 2000. The net assets of the Former Fund on January 8, 2001 were $43,748,574. Each shareholder of the Former Fund received 1.128 shares of Banknorth Large Cap Core Fund. The financial statements for the Banknorth Large Cap Core Fund, contained herein, reflect the performance and historical operations of the Former Fund prior to January 8, 2001. Effective August 24, 2001, the Banknorth Large Cap Core Fund changed its fiscal year end from May 31 to August 31 to coincide with all other Banknorth Funds. As a result, the Statement of Changes in Net Assets for the 12-month period ended May 31, 2001 and the 3-month period ended August 31, 2001 are contained herein.

On January 8, 2001, Investors High Grade Bond Fund, a series of Forum Funds, transferred its net assets to Banknorth Intermediate Bond Fund, as approved by the Board of Trustees of the Banknorth Funds on August 15, 2000 and of Forum Funds as of October 2, 2000.

The acquisition of net assets and unrealized gain/loss from these contributing entities for the Funds was as follows:

Contributing Entity	Date of Contribution	Net Assets	Shares Issued	Unrealized Gain/(Loss)
Banknorth Large Cap Core Fund:
Forum Investors Equity Fund	January 8, 2001	$ 43,748,574	4,374,857	$ 13,677,514
Banknorth Large Cap Growth Fund:
EB Large Cap Growth Stock Fund	October 2, 2000	$ 26,733,380	2,673,379	$ 13,071,537
CF Large Cap Growth Fund	October 9, 2000	40,036,239	4,123,197	12,022,964

				25,094,501
Banknorth Large Cap Value Fund:
CF Value Stock Fund	October 2, 2000	$104,356,391	10,435,639	$ 46,604,934
EB Value Stock Fund	October 9, 2000	16,399,874	1,654,882	6,862,075

				53,467,009
Banknorth Small/Mid Cap Core Fund:
CF Mid/Small Cap Fund	October 2, 2000	$ 23,837,213	2,383,722	$ 7,693,994
EB Mid/Small Cap Fund	October 9, 2000	15,600,901	1,651,937	5,637,875

				13,331,869
Banknorth Intermediate Bond Fund:
CF Max Inc. Bond Fund	October 2, 2000	$ 91,701,550	9,170,155	$(1,716,790)
CF Bond Fund	October 9, 2000	22,521,975	2,248,599	(534,184)
EB Bond Fund	October 9, 2000	9,657,829	964,240	(208,992)
EB Fixed Income Fund	October 9, 2000	11,485,634	1,146,728	(261,466)
Investors High Grade Bond Fund	January 8, 2001	22,460,855	2,187,676	335,804

				(2,385,628)
Banknorth Vermont Municipal Bond Fund:
CF Vermont Tax Exempt Fund	October 2, 2000	$ 99,868,742	9,986,874	$ 609,188

(2) SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation--On each Fund business day, the Trust determines the net asset value per share of the Funds as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Funds, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost. Investments in other open-end regulated investment companies are valued at net asset value.

Security Transactions and Investment Income--Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

Repurchase Agreements--The Funds may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

Distributions to Shareholders--Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Federal Taxes--The Funds intend to qualify each year as regulated investment companies and distribute all of their taxable income. In addition, by distributing in each calendar year substantially all net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

Expense Allocation--The Trust accounts separately for the assets, liabilities and operations of each of its Funds. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds in proportion to each Fund's average daily net assets.

(3) ADVISORY FEES, SERVICING FEES AND OTHER
TRANSACTIONS WITH RELATED PARTIES

Investment Adviser--The investment adviser for the Funds is The Banknorth Investment Advisors ("Banknorth", or "the Adviser"). Banknorth is a division of Banknorth Investment Management Group, which is a division of Banknorth, N.A. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from each Fund at an annual rate of the Fund's average daily net assets as follows:

Fund	Annual Rate
Banknorth Large Cap Core Fund	0.75%
Banknorth Large Cap Growth Fund	0.75%
Banknorth Large Cap Value Fund	0.75%
Banknorth Small/Mid Cap Core Fund	0.75%
Banknorth Intermediate Bond Fund	0.60%
Banknorth Vermont Municipal Bond Fund	0.50%

Banknorth has voluntarily chosen to waive a portion of its fee. Banknorth waived an amount equal to 0.25% of Banknorth Vermont Municipal Bond Fund's average daily net assets, and Banknorth waived an amount equal to 0.10% of the Banknorth Intermediate Bond Fund's average daily net assets. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrator--The administrator for the Funds is Federated Services Company ("Federated"). For its services, Federated received an administrative fee at an annual rate of 0.15% on the first $500 million of each Fund's average daily net assets, 0.125% on the next $500 million, 0.11% on the next $1 billion, and 0.10% thereafter, subject to a $75,000 annual minimum. This minimum was contractually waived through October 31, 2001 and voluntarily waived for the period November 1, 2001 to February 28, 2002.

Transfer Agent--Federated is the transfer agent and dividend disbursement agent for the Funds. Federated receives from each Fund an annual fee of $18,000, plus an annual shareholder account fee of $16 per shareholder account for Funds that declare dividends daily and $10 for Funds that declare dividends other than daily, plus other miscellaneous fees.

Distributor--Edgewood Services, Inc. ("Edgewood"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act under which the Trust pays Edgewood a distribution fee at an annual rate of 0.25% of the average daily net assets of each Fund. Edgewood may pay any or all of these payments to various institutions that provide distribution or shareholder services for the Funds. Edgewood contractually agreed to waive all fees due under the Distribution Plan through August 31, 2002.

Shareholder Service Agent--The Trust has adopted a shareholder servicing plan under which the Trust pays Federated Shareholder Services Company a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund. Due to certain contractual waivers that are in effect, Federated Shareholder Services Company will only receive a fee of 0.20% of the average daily net assets of each Fund under the shareholder servicing plan through the period ending August 31, 2002. Federated Shareholder Services Company may pay any or all amounts of these fees to various institutions that provide shareholder servicing to their customers.

Other Service Providers--Forum Accounting Services, LLC ("FAcS") provides fund accounting services and certain financial sub-administration services to the Funds. For its services, FAcS receives an annual fee of $270,000. For each Fund, the fee is allocated based on the Fund's average net assets. In addition, FAcS receives certain surcharges based upon the number of positions held by each Fund. The Custodian is Forum Trust, LLC. Forum Trust, LLC receives a fee at an annual rate of 0.01% of the average daily net assets of the Funds, plus an annual maintenance fee of $5,000 per Fund, and certain other transactional charges.

(4) WAIVER OF FEES

Certain service providers of the Funds have undertaken to waive a portion of their fees through August 31, 2002, so that total expenses of each Fund would not exceed certain limitations. Fee waivers may decrease after August 31, 2002. For the six-month period ended February 28, 2002, fees waived were as follows:

	Fees Waived
	Investment Advisory	Administration	Shareholder Service	Distribution	Total Fees Waived
Banknorth Large Cap Core Fund	$ --	$ 2,665	$ 11,635	$ 58,171	$ 72,471
Banknorth Large Cap Growth Fund	--	7,647	9,848	49,241	66,736
Banknorth Large Cap Value Fund	--	--	19,327	96,638	115,965
Banknorth Small/Mid Cap Core Fund	--	17,700	6,498	32,486	56,684
Banknorth Intermediate Bond Fund	68,436	--	34,218	171,090	273,744
Banknorth Vermont Municipal Bond Fund	105,520	--	21,105	105,520	232,145

(5) SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of securities (including maturities), other than short-term investments, were as follows for the six-month period ended February 28, 2002:

	Purchases	Sales and Maturities
Banknorth Large Cap Core Fund	$10,324,866	$ 4,993,969
Banknorth Large Cap Growth Fund	7,313,565	15,293,135
Banknorth Large Cap Value Fund	8,500,658	41,608,444
Banknorth Small/Mid Cap Core Fund	6,091,172	10,565,397
Banknorth Intermediate Bond Fund	10,997,500	19,614,688
Banknorth Vermont Municipal Bond Fund	35,047	11,427,027

For federal income tax purposes, the tax basis of investment securities owned as of February 28, 2002, the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value were as follows:

	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Banknorth Large Cap Core Fund	$ 42,056,145	$12,936,462	$(2,210,019)	$10,726,443
Banknorth Large Cap Growth Fund	27,901,495	10,385,152	(3,156,928)	7,228,224
Banknorth Large Cap Value Fund	31,474,372	27,221,921	(312,029)	26,909,892
Banknorth Small/Mid Cap Core Fund	18,342,464	6,650,148	(316,152)	6,333,996
Banknorth Intermediate Bond Fund	126,581,906	4,832,237	(150,623)	4,681,614
Banknorth Vermont Municipal Bond Fund	80,236,960	2,912,144	(304,181)	2,607,963

(6) RESTRICTED SECURITIES

Restricted Securities--Restricted Securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. They will not incur any registration costs upon such resales. The restricted securities are valued at the price provided by dealers in the secondary market, or, if no market prices are available, at the fair value as determined by the pricing committee.

Banknorth Vermont Municipal Bond Fund:

Security	Fund Acquisition Date	Acquisition Cost
Vermont Economic Development Authority - VT Tubbs	September 18, 1996	$2,030,084
Vermont Education Facilities Authority, Education Facilities RV, Marlboro College Project	March 22, 1999	4,650,101
Vermont Educational & Health Country Hospital, Health Care RV	October 10, 1995 - January 31, 2000	1,717,783
Vermont Education & Health Authority, Health Care RV, North Country Project	October 15, 1998	1,362,058
Vermont Education & Health Authority, Health Care RV, North Country Project	November 7, 1996	1,530,547

(7) CONCENTRATION OF RISK

Concentration of Risk--The Banknorth Vermont Municipal Bond Fund invests substantially all of its assets in debt obligations of issuers located in the state of Vermont. The issuers' abilities to meet their obligations may be affected by economic or political developments in Vermont.

(8) PAYMENTS BY AFFILIATES

For the year ended August 31, 2001, the Adviser made a contribution to the Banknorth Intermediate Bond Fund to offset an investment pricing error at conversion. This amount is reflected as payment by affiliate on the Statement of Changes in Net Assets. This payment had no effect on the total return of the Fund.

BANKNORTH FUNDS

Trustees and Officers

TRUSTEES	OFFICERS

John F. Donahue	John F. Donahue
Chairman
Thomas G. Bigley
Peter J. Germain
John T. Conroy, Jr.	President

Nicholas P. Constantakis	J. Christopher Donahue
Executive Vice President
John F. Cunningham
John W. McGonigle
J. Christopher Donahue	Vice President and Secretary

Lawrence D. Ellis, M.D.	Richard J. Thomas
Treasurer
Peter E. Madden
Gail C. Jones
Charles F. Mansfield, Jr.	Assistant Secretary

John E. Murray, Jr., J.D., S.J.D.

Marjorie P. Smuts

John S. Walsh

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Logo of Banknorth Funds]
(formerly, Stratevest Funds)

BANKNORTH LARGE CAP CORE FUND
BANKNORTH LARGE CAP GROWTH FUND
BANKNORTH LARGE CAP VALUE FUND
BANKNORTH SMALL/MID CAP CORE FUND
BANKNORTH INTERMEDIATE BOND FUND
BANKNORTH VERMONT MUNICIPAL BOND FUND

[Logo of Banknorth Funds]
(formerly, Stratevest Funds)

Banknorth Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Edgewood Services, Inc., Distributor

Investment Company Act File No. 811-10021
Cusip 06646S204
Cusip 06646S303
Cusip 06646S402
Cusip 06646S501
Cusip 06646S105
Cusip 06646S600
26289 (4/02)

Banknorth Investment Advisors
Investment Adviser
FEBRUARY 28, 2002